Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results of Operations (Unaudited)

Note 16 - Quarterly Results of Operations (Unaudited)

The following tables summarize the Company’s quarterly results for the fiscal years ended December 31, 2011 and 2010:

	For the Three-Month Period Ending
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Interest income	$2,592	$2,691	$2,588	$2,519
Interest expense	605	581	564	512
Net interest income	1,987	2,110	2,024	2,007
Provision for loan losses	67	(19)	(67)	303
Other income	449	393	469	621
Other expenses	2,208	2,260	2,325	2,241
Income - before income tax expense (benefit)	161	262	235	84
Income tax expense	-	-	-	-
Net income	$161	$262	$235	$84

Net income per share
Basic	$0.06	$0.09	$0.08	$0.03
Diluted	$0.06	$0.09	$0.08	$0.03

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-

	For the Three-Month Period Ending
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Interest income	$2,882	$2,884	$2,907	$2,774
Interest expense	956	900	851	740
Net interest income	1,926	1,984	2,056	2,034
Provision for loan losses	11	595	353	142
Other income	578	1,265	717	645
Other expenses	2,189	2,437	2,348	2,892
Income (loss) - before income tax expense (benefit)	304	217	72	(355)
Income tax expense (benefit)	102	(102)	-	-
Net income (loss)	$202	$319	$72	$(355)

Net income (loss) per share
Basic	$0.07	$0.11	$0.02	$(0.12)
Diluted	$0.07	$0.11	$0.02	$(0.12)

Weighted average number of shares outstanding - basic and dilutive	2,884	2,884	2,884	2,884
Cash dividends declared per common share	$-	$-	$-	$-